RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Number of Warrants Modified (in Shares)		277,500
Other Noncash Expense		$ 146
Notes Payable, Related Parties	426,342	426,342
Number of Note Holders	4
Notes Receivable, Related Parties	34,899	34,899
Stock Repurchased During Period, Shares (in Shares)		3,110,063	85,950	85,950	400,000
Stock Repurchased During Period, Value		4,354,088	60,000	60,000	100,000
Treasury Stock Acquired, Average Cost Per Share (in Dollars per share)			$ 0.698	$ 0.698
Dave Vohaska [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Amounts of Transaction				$ 77,581
Minimum [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Equity Method Investment, Ownership Percentage			5.00%